Note 11 - Net Income (Loss) Per Share Attributable to Common Stockholders - Summary of Antidilutive Securities 1 (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Potentially dilutive securities excluded from denominator of the diluted earnings per share computation (in shares)	25,431,810	24,554,689	30,003,360	23,981,183
Share-Based Payment Arrangement, Option [Member]
Potentially dilutive securities excluded from denominator of the diluted earnings per share computation (in shares)	23,924,411	20,991,136	24,809,770	20,659,336
Restricted Stock Units (RSUs) [Member]
Potentially dilutive securities excluded from denominator of the diluted earnings per share computation (in shares)	1,496,485	3,096,583	5,182,676	2,828,395
Warrant [Member] | Common Stock [Member]
Potentially dilutive securities excluded from denominator of the diluted earnings per share computation (in shares)	10,914	10,914	10,914	158,262
Employee Stock Purchase Plan [Member]
Potentially dilutive securities excluded from denominator of the diluted earnings per share computation (in shares)	0	456,056	0	335,190